Lease liabilities (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Variable payments	$ 588	$ 598
Variable maturity term	51 years	83 years
Variable lease to fixed payments percentage	21.00%	22.00%